Note 8 - Long-term Incentive Plan - Stock Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Options outstanding (in shares)	760,000	760,000
Weighted average exercise price, options outstanding (in dollars per share)	$ 2.63	$ 2.63
Weighted average fair value at grant date, options outstanding (in dollars per share)	$ 1.09	$ 1.09
Options granted (in shares)	90,000
Weighted average exercise price, options granted (in dollars per share)	$ 1.83
Weighted average fair value at grant date, options granted (in dollars per share)	$ 0.43
Options exercised (in shares)
Weighted average exercise price, options exercised (in dollars per share)
Options cancelled or forfeited (in shares)	(90,000)
Weighted average exercise price, options cancelled or forfeited (in dollars per share)	$ 2.89
Weighted average fair value at grant date, options cancelled or forfeited (in dollars per share)	$ 1.20
Options outstanding (in shares)	760,000	760,000
Weighted average exercise price, options outstanding (in dollars per share)	$ 2.51	$ 2.63
Weighted average fair value at grant date, options outstanding (in dollars per share)	$ 1	$ 1.09
Options vested (in shares)	632,000
Options exercisable (in shares)	268,000